SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	Three months ended
	June 30, 2026
	North America	Europe	Reconciliation and Other	Total

REVENUES
Product revenue	$157,947	$-	$-	$157,947
Product revenue - related party	103	5,040	-	5,143
Revenue share – related party	575,874	18,364	-	594,238
Intelligent Information Service - related party	147,999	4,720	-	152,719
AI Service Sharing - related party	26,292	838	-	27,130
Total Revenues	908,215	28,962	-	937,177
Less:
Cost of Revenue:
E-commerce platform expenses	37,274	1,189	-	38,463
Product cost	86,161	6,329	-	92,490
Delivery and freight cost	5,812	185	-	5,997
Inventory impairment losses	48,087	1,533	-	49,620
Total Cost of Revenue	177,334	9,236	-	186,570
Gross Profit	730,881	19,726	-	750,607
Less:
Operating Expenses:
Marketing and advertising	2,854	91	42	2,987
Consulting fee	32,822	1,047	-	33,869
Warranty expense	669	-	-	669
Payroll expenses	165,803	5,287	-	171,090
Professional fees	487,988	15,561	29,885	533,434
Travel and entertainment	16,478	525	-	17,003
Credit loss	-	-	-	-
Office expenses	14,987	478	320	15,785
Sales tax	4,291	137	-	4,428
State B&O tax	-	-	-	-
Other segment expenses	123,131	3,927	784	127,842
Plus:
Other Income/(Expenses):
Marketing campaign	-	-	-	-
Interest income	31,610	1,008	424	33,042
Loss on deconsolidation	-	-	-	-
Interest expense	-	-	-	-
Other income	-	-	-	-
Other expense	(51,884)	(1,655)	(388)	(53,927)
Add (Less):
Income tax (provision) benefit	1,604	51	-	1,655
Segment Net Income (Loss)	$(136,812)	$(7,923)	(30,995)	$(175,730)

	Three months ended
	June 30, 2025
	North America	Europe	China	Total

REVENUES
Product revenue	$536,139	$213,174	$-	$749,313
Product revenue - related party	104,933	41,722	-	146,655
Revenue share – related party	354,831	146,476	-	501,307
Intelligent Information Service - related party	-	-	-	-
AI Service Sharing - related party	-	-	-	-
Total Revenues	995,903	401,372	-	1,397,275
Less:
Cost of Revenue:
E-commerce platform expenses	152,571	60,478	-	213,049
Product cost	598,566	238,073	-	836,639
Delivery and freight cost	14,253	6,105	-	20,358
Inventory impairment losses	42,246	18,402	-	60,648
Total Cost of Revenue	807,636	323,058	-	1,130,694
Gross Profit	188,267	78,314	-	266,581
Less:
Operating Expenses:
Marketing and advertising	143,405	55,483	-	198,888
Consulting fee	53,140	21,855	-	74,995
Warranty expense	6,509	2,710	-	9,219
Payroll expenses	59,845	24,150	-	83,995
Professional fees	316,972	132,773	-	449,745
Travel and entertainment	17,132	7,112	-	24,244
Credit loss	-	-	-	-
Office expenses	2,858	1,147	-	4,005
Sales tax	3,751	1,304	-	5,055
State B&O tax	-	-	-	-
Other segment expenses	117,144	33,836	491	151,471
Plus:
Other Income/(Expenses):
Marketing campaign	378,945	154,743	-	533,688
Interest income	131	-	-	131
Loss on deconsolidation	-	-	-	-
Interest expense	(31,834)	-	23,752	(8,082)
Other income	-	-	-	-
Other expense	(17,863)	-	-	(17,863)
Add (Less):
Income tax (provision) benefit	(1,751)	-	-	(1,751)
Segment Net Income (Loss)	$(204,861)	$(47,313)	$23,261	$(228,913)

	Six months ended
	June 30, 2026
	North America	Europe	Reconciliation and Other	Total

REVENUES
Product revenue	$259,965	$-	$-	$259,965
Product revenue - related party	135,467	6,224	-	141,691
Revenue share – related party	1,328,130	22,116	-	1,350,246
Intelligent Information Service - related party	304,600	5,501	-	310,101
AI Service Sharing - related party	58,790	1,000	-	59,790
Total Revenues	2,086,952	34,841	-	2,121,793
Less:
Cost of Revenue:
E-commerce platform expenses	53,768	1,271	-	55,039
Product cost	225,779	7,513	-	233,292
Delivery and freight cost	12,054	216	-	12,270
Inventory impairment losses	48,394	1,535	-	49,929
Total Cost of Revenue	339,995	10,535	-	350,530
Gross Profit	1,746,957	24,306	-	1,771,263
Less:
Operating Expenses:
Marketing and advertising	12,251	138	64	12,453
Consulting fee	66,267	1,213	-	67,480
Warranty expense	2,161	7	-	2,168
Payroll expenses	384,617	6,379	-	390,996
Professional fees	796,262	17,099	42,300	855,661
Travel and entertainment	46,068	673	-	46,741
Credit loss	-	-	-	-
Office expenses	33,702	571	960	35,233
Sales tax	18,800	209	-	19,009
State B&O tax	-	-	-	-
Other segment expenses	363,509	5,125	849	369,483
Plus:
Other Income/(Expenses):
Marketing campaign	-	-	-	-
Interest income	59,702	1,148	843	61,693
Loss on deconsolidation	-	-	-	-
Interest expense	-	-	-	-
Other income	-	-	-	-
Other expense	(61,047)	(1,700)	(670)	(63,417)
Add (Less):
Income tax (provision) benefit	(485)	41	-	(444)
Segment Net Income (Loss)	$21,490	$(7,619)	(44,000)	$(30,129)

	Six months ended
	June 30, 2025
	North America	Europe	China	Total

REVENUES
Product revenue	$1,360,081	$611,035	$-	$1,971,116
Product revenue - related party	105,067	41,722	-	146,789
Revenue share – related party	739,636	332,259	-	1,071,895
Intelligent Information Service - related party	-	-	-	-
AI Service Sharing - related party	-	-	-	-
Total Revenues	2,204,784	985,016	-	3,189,800
Less:
Cost of Revenue:
E-commerce platform expenses	392,637	176,380	-	569,017
Product cost	1,204,968	541,294	-	1,746,262
Delivery and freight cost	23,141	10,395	-	33,536
Inventory impairment losses	59,393	26,680	-	86,073
Total Cost of Revenue	1,680,139	754,749	-	2,434,888
Gross Profit	524,645	230,267	-	754,912
Less:
Operating Expenses:
Marketing and advertising	409,583	183,992	-	593,575
Consulting fee	113,192	50,848	-	164,040
Warranty expense	12,865	5,779	-	18,644
Payroll expenses	141,253	63,454	-	204,707
Professional fees	603,371	271,046	-	874,417
Travel and entertainment	34,531	15,512	-	50,043
Credit loss	-	-	-	-
Office expenses	6,925	3,111	-	10,036
Sales tax	15,111	6,788	-	21,899
State B&O tax	30	-	-	30
Other segment expenses	217,234	82,159	916	300,309
Plus:
Other Income/(Expenses):
Marketing campaign	840,167	377,419	-	1,217,586
Interest income	449	-	(1)	448
Loss on deconsolidation	-	-	-	-
Interest expense	(31,843)	7,259	-	(24,584)
Other income	-	-	-	-
Other expense	(7,368)	(3,310)	-	(10,678)
Add (Less):
Income tax (provision) benefit	(6,074)	-	-	(6,074)
Segment Net Income (Loss)	$(234,119)	$(71,054)	$(917)	$(306,090)

The following table presents total assets by segment as of June 30, 2026 and December 31, 2025.

			June 30, 2026	June 30, 2026
	North America	Europe	Reconciliation and Other	Total
TOTAL SEGMENT ASSETS	$10,267,052	$880,528	79,456	$11,227,035

	December 31, 2025
	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$7,595,063	$3,577,523		$11,172,586